SCHEDULE II - Condensed Financial Information Of Registrant Condensed Balance Sheets (Parent Company) (Detail) - USD ($) $ / shares in Units, $ in Millions		Dec. 31, 2020		Aug. 31, 2020	Feb. 29, 2020	Dec. 31, 2019		Aug. 31, 2019	Feb. 28, 2019	Dec. 31, 2018	Aug. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Assets
Other assets		$ 800.2				$ 783.6
Total assets		64,098.3				54,910.5
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities1	[1]	4,955.8				4,617.0
Dividends payable on common shares		2,694.5				1,375.4
Debt	[2]	5,396.1				4,407.1
Total liabilities		47,059.7				41,011.7
Redeemable noncontrolling interest (NCI)		0.0	[3]			225.6	[3]			$ 214.5			$ 503.7
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference of $1,000 per share) (authorized, issued, and outstanding 0.5)		493.9				493.9
Common shares, $1.00 par value (authorized 900.0; issued 797.5, including treasury shares of 212.3 and 212.9)		585.2				584.6
Paid-in capital		1,672.9				1,573.4
Retained earnings		13,354.9				10,679.6
Total accumulated other comprehensive income attributable to Progressive		931.7				341.7				(120.9)			$ 1,282.2
Total shareholders’ equity		17,038.6				13,673.2				$ 10,821.8
Total liabilities, redeemable NCI, and shareholders’ equity		$ 64,098.3				$ 54,910.5
Common Shares, par value (USD per share)		$ 1.00				$ 1.00
Common Shares, authorized (shares)		900,000,000.0				900,000,000.0
Common Shares, issued (shares)		797,500,000				797,500,000
Common Shares, treasury shares (shares)		212,300,000				212,900,000
Series B Preferred Stock
Liabilities and Shareholders' Equity
Dividends payable on common shares		$ 13.4		$ 13.4	$ 13.4			$ 13.4	$ 13.4		$ 13.5
Preferred Stock, Liquidation Preference Per Share												$ 1,000
Preferred shares, issued (in shares)												500,000
Serial Preferred Stock
Liabilities and Shareholders' Equity
Preferred shares, authorized (in shares)		20,000,000.0				20,000,000.0
Serial Preferred Stock | Series B Preferred Stock
Liabilities and Shareholders' Equity
Preferred shares, authorized (in shares)		500,000				500,000
Preferred stock, par value		$ 0				$ 0
Preferred Stock, Liquidation Preference Per Share		$ 1,000				$ 1,000
Preferred shares, issued (in shares)		500,000				500,000
Preferred Stock, Shares Outstanding		500,000				500,000
Parent Company
Assets
Investment in affiliate		$ 5.0				$ 5.0
Investment in subsidiaries		18,895.9				16,186.8
Receivable from investment subsidiary		5,901.7				2,912.0
Intercompany receivable		473.8				678.6
Deferred Income Tax Assets, Net		86.9				70.3
Other assets		270.9				303.8
Total assets		25,634.2				20,156.5
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities1		505.0				475.2
Dividends payable on common shares		2,694.5				1,375.4
Debt		5,396.1				4,407.1
Total liabilities		8,595.6				6,257.7
Redeemable noncontrolling interest (NCI)		0.0				225.6
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference of $1,000 per share) (authorized, issued, and outstanding 0.5)		493.9				493.9
Common shares, $1.00 par value (authorized 900.0; issued 797.5, including treasury shares of 212.3 and 212.9)		585.2				584.6
Paid-in capital		1,672.9				1,573.4
Retained earnings		13,354.9				10,679.6
Total accumulated other comprehensive income attributable to Progressive		931.7				341.7
Total shareholders’ equity		17,038.6				13,673.2
Total liabilities, redeemable NCI, and shareholders’ equity		$ 25,634.2				$ 20,156.5
Common Shares, par value (USD per share)		$ 1.00				$ 1.00
Common Shares, authorized (shares)		900,000,000.0				900,000,000.0
Common Shares, issued (shares)		797,500,000				797,500,000
Common Shares, treasury shares (shares)		212,300,000				212,900,000
Parent Company | Series B Preferred Stock
Liabilities and Shareholders' Equity
Dividends payable on common shares		$ 13.4
Parent Company | Serial Preferred Stock
Liabilities and Shareholders' Equity
Preferred shares, authorized (in shares)		20,000,000.0				20,000,000.0
Parent Company | Serial Preferred Stock | Series B Preferred Stock
Liabilities and Shareholders' Equity
Preferred shares, authorized (in shares)		500,000				500,000
Preferred stock, par value		$ 0				$ 0
Preferred Stock, Liquidation Preference Per Share		$ 1,000				$ 1,000
Preferred shares, issued (in shares)		500,000				500,000
Preferred Stock, Shares Outstanding		500,000				500,000

[1]	See Note 1 – Reporting and Accounting Policies for Commitments and Contingencies and Note 12 – Litigation for further discussion.
[2]	Consists of both short-term and long-term debt. See Note 4 – Debt for further discussion.
[3]	See Note 15 – Redeemable Noncontrolling Interest for further discussion.